Income Taxes (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Balance as at beginning of the year	$ 12,673,121	$ 10,783,227
Valuation allowance recognized during the year	1,998,669	3,060,830
Expired net operating carry forward losses	0	(811,255)
Reduction in deferred tax asset and corresponding valuation allowance pertaining to earlier years	(44,777)	0
Reduction on account of unrecognized tax benefit	3,020	5,010
Effect of currency translation	(713,106)	(364,691)
Balance as at end of the year	$ 13,916,927	$ 12,673,121